Interests in Structured Entities - Schedule of Securitized Holdings by the Type and Asset Quality (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 2,609	$ 3,229
AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,775	2,346
AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	9	11
A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	590	641
BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	232	227
BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	3	$ 4
CMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	731
CMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	675
CMBS [Member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	56
RMBS [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	8
RMBS [Member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	5
RMBS [Member] | AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	3
Asset backed securities [member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,870
Asset backed securities [member] | AAA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	1,095
Asset backed securities [member] | AA [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	6
Asset backed securities [member] | A [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	534
Asset backed securities [member] | BBB [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	232
Asset backed securities [member] | BB and below [Member]
Disclosure of unconsolidated structured entities [Line Items]
Securitized holdings	$ 3